Securities Act File No. 333-_____
                                        Investment Company Act File No. 811-____

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                    Pre-Effective Amendment No.

                    Post-Effective Amendment No.

                                     and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                    Amendment No.

                        (Check appropriate box or boxes)

                            ROCHDALE INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                               570 Lexington Ave.
                             New York, NY 10022-6837

               (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (212) 702-3500

                               Julie Allecta, Esq.
                        Paul, Hastings, Janofsky & Walker
                               345 California St.
                            San Francisco, CA, 94104

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the date of effectiveness of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

N-1A Item No.                                       Location

Part A

Item 1.  Cover Page...........................      Cover Page
Item 2.  Synopsis.............................      Expense
                                                    Table


Item 3.  Financial Highlights.................      N/A


Item 4.  General Description of Registrant....      Investment
                                                    Objective,
                                                    Policies and
                                                    Risks;


Item 5.  Management of the Fund...............      Management
                                                    and Administration

Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   How to Invest
                                                    in the Fund;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in the Fund

 Item 9.  Pending Legal Proceedings . . . . . . .   N/A

Part B

Item 10. Cover Page .............................   Cover Page

Item 11. Table of Contents.......................   Table of
                                                    Contents

Item 12. General Information and History . . . .    The Trust;
                                                    General
                                                    Information

Item 13  Investment Objectives and Policies ....    Investment
                                                    Objective and
                                                    Policies;
                                                    Investment
                                                    Restrictions;

Item 14. Management of the Fund...................  The Fund's
                                                    Investment
                                                    Advisor
Item 15. Control Persons and Principal Holders
         of Securities............................  The Fund's
                                                    Investment
                                                    Advisor

Item 16. Investment Advisory and Other Services.... The Fund's
                                                    Investment
                                                    Advisor; The
                                                    Fund's
                                                    Administrator

Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions


Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase &
                                                    Redemption
                                                    Information;
                                                    The Fund's
                                                    Distributor

Item 20. Tax Status..............................   Distributions
                                                    & Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Fund's
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                             PRELIMINARY PROSPECTUS
                              SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.


                            ROCHDALE FOUNDATION FUND

                              570 Lexington Avenue
                               New York, NY 10022

                                 (212) 702-3500
                                 (800) ___-____

The Rochdale Foundation Fund (the "Fund") is a mutual fund with the investment objective of seeking long-term capital appreciation. The Fund seeks to achieve its objective by investing in the securities of companies with profit margins and revenue growth above industry averages and supported by a sustainable competitive advantage. There can be no assurance that the Fund will achieve its investment objective. Rochdale Investment Management Inc. ("Rochdale" or the "Advisor") serves as Investment Advisor for the Fund.

         This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated May __, 1998 as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Fund at the address given above.

                       TABLE OF CONTENTS

Expense Table....................................................
Investment Objective, Policies and Risks......... . . . . . . .
Management and Administration.............................

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How to Invest in the Fund.......................................
How to Redeem an Investment in the Fund.........................
Services Available to the Fund's Shareholders....................
How the Fund's Per Share Value is Determined.....................
Distributions and Taxes..........................................
General Information..............................................



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                           Prospectus dated May __, 1998

EXPENSE TABLE

Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown. Shares will be redeemed at net asset value per share.

Shareholder Transaction Expenses



Maximum Sales Load Imposed on Purchases               None

Maximum Sales Load Imposed on
Reinvested Dividends                                   None

Deferred Sales Load                                   None

Redemption Fees                                       2.00%*

Annual Fund Operating Expenses
 (As a percentage of average net assets)

Advisory Fees                                         1.00%

12b-1 Expenses                                        0.25%

Other Expenses(after potential waiver)                1.25%**

Total Fund Operating Expenses                         2.50%**
(after potential waiver)

*A fee of 2% of the amount redeemed is charged on redemptions of shares held for less than eighteen months. The fee is payable to the Fund.

**The Advisor has undertaken to reduce its fees or make payments of fund expenses to assure that the Fund's ratio of operating expenses to average net assets will not exceed 2.50% of average net assets annually. Without the Advisor's undertaking, it is estimated that "Other Expenses" in the above table would be 1.75% and "Total Operating Expenses" would be 3.00%. If the Advisor does waive fees or pay Fund expenses, the Fund may reimburse the Advisor within the following three years. See "Management of the Fund." The Fund has adopted a Distribution Plan under which it may pay the Advisor a fee at an annual rate of up to 0.25% of the Fund's net assets for distribution expenses and services. Over an extended period of time, a long-term shareholder may pay more, directly and indirectly, in sales charges and such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD"). This is recognized and permitted by the NASD.

Example
                                              1 year   3 years
This table illustrates the net transaction
and operating expenses that would be incurred
for an investment in each Fund over different  $__      $78
time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.


The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown. In addition, federal regulations require the Example to assume a 5% annual return, but a Fund's actual return may be higher or lower. See "Management of the Fund."

The Fund is a diversified, open-end management investment company, or "mutual fund" offering redeemable shares of beneficial interest. Shares of the Fund may be purchased at their net asset value per share. The minimum initial investment in the Fund is US $10,000 with subsequent investments of US $2,500 or more. Shares will be redeemed at net asset value (less a redemption fee of 2% on shares redeemed that have been held for less than eighteen months).

                                     Investment Objective, Policies and Risks

Investment Objective. The Fund's investment objective is to seek long term capital appreciation. Although not an objective of the Fund, it seeks capital appreciation in excess of the broad market, as defined by the Standard & Poor's 500 ("S & P 500"). The Fund seeks to buy equity securities of companies with profit margins and revenue growth above industry averages and supported by a sustainable competitive advantage. Investments in common stocks are emphasized, but the Fund also may buy other types of equity securities, including preferred stocks, convertible securities or warrants.

The Fund will favor companies selected with securities priced at attractive levels relative to their industry peers and the market. Rochdale's company selection process focuses on long-term trends so as to capture the benefits of secular trends. Our investment style of seeking excellently managed companies at attractive relative valuations is best described as "GARP" or Growth at a Reasonable Price.

Under normal market conditions, the Fund will seek to achieve its objective by investing at least 65% of its total assets in equity securities, emphasizing common stocks of domestic companies. The Fund may also invest in depository receipts and securities convertible into equity securities such as warrants, convertible bonds, debentures or convertible preferred stock) of publicly traded companies of any size worldwide.


The Fund will emphasize investment in securities of large capitalization companies, which are those with a market capitalization in excess of $1 billion.

The Fund may invest up to 25% of its total assets in securities of companies in developed markets and up to 15% of its total assets in securities of companies in emerging markets. See "Foreign Securities and Emerging Markets" below.

While not an objective of the Fund, the Advisor will use the S & P 500 Index as the benchmark for the broad market against which the performance of the Fund is measured. Like all mutual funds, there can be no assurance that the Fund's investment objective will be attained.

Investment Policies The Fund is designed for individuals and institutions who can benefit from a value oriented investment approach when buying growth companies. It is the policy of the Fund to invest primarily in securities that are listed on a securities exchange or have an established over-the-counter market.

It is not the intention of the Advisor to attempt to time the direction of the market or to forecast future changes regarding interest rates or the economy.

In connection with the Fund's focus on long-term capital appreciation, the Advisor will seek to employ "tax-sensitive" behavior, such as tax-lot accounting and lower turnover, to manage the Fund with timing of sales so as to minimize the impact to shareholders of short-term capital gains. However, the Fund will dispose of a security, regardless of the time it has been held, to avoid anticipated reduction of value, or to reduce or eliminate a position in a security which is no longer believed to offer the potential for suitable gains.

Portfolio turnover is not expected to exceed an annual rate of 50% under normal market conditions. The Fund will attempt to keep turnover to a minimum in order to reduce short term trading and corresponding brokerage costs which the Fund must pay. Higher rates of portfolio turnover may result in additional brokerage commissions or expenses to the Fund, as well as a reduction in investors' after-tax returns.

Investment Strategy In managing the Fund, the Advisor draws a distinction between stocks which can be efficiently valued by the marketplace and those which are not. The Advisor seeks to add value through a consistent, disciplined and quantitative application of the investment methodology to identify reasonably priced companies with outstanding long-term growth characteristics. We seek to identify excellent companies which are temporarily out of favor but possess strong growth prospects over the long-term as demonstrated by fundamental factors including earning power, profit margins, revenue growth, asset growth, and cash flows.

The Advisor employs a quantitative approach to stock selection. We use a multi-factor process, using proprietary measures of valuation, to identify stocks that are undervalued. Quantitative criteria are used in evaluating a company's potential as a prospective investment opportunity.

The Advisor has developed a proprietary methodology that ranks stocks according to a Multi Factor Model. The Multi Factor Model is used to rank companies based on their fundamentals, including earnings, revenues, cash flows, and valuation, and is designed to identify those stocks which satisfy the Fund's long-term goal of growth at a reasonable price. In evaluating companies, the Multi Factor Model incorporates a number of fundamental factors including the following:

                  -Price
                  -Revenue Growth
                  -Profit Margin
                  -Franchise Margin
                  -Economic Value Added ("EVA")
                  -Valuation Metrics
                  --Discounted Cash Flow
                  --Price to Earnings Growth Rate
                  --Price to Sales Ratio

The most attractive companies as determined by the Multi Factor Model are purchased for or are held in the portfolio. A stock is sold because (a) the fundamental factors have become unattractive, (b)the valuation exceeds our reasonable price parameters, or (c) it is displaced by a more attractive stock.

Companies are evaluated within their respective industries as well as within the overall investment universe. The Fund can invest in any industry, will hold a broadly diversified portfolio across several industries, and will not concentrate in any single industry in excess of 25% of total assets as an ongoing policy. The Fund expects under normal market conditions to hold a minimum of 50 positions, with no maximum number of positions. The Fund does not expect to hold more than 5%, at cost, of its total assets in the securities of any one issuer.

Short-term Investments

At times, the Fund may invest in short-term cash-equivalent securities, either for temporary or defensive purposes when the market is significantly overvalued. These consist of high quality debt obligations maturing in one year or less from the date of purchase, such as securities issued by the U.S. Government, its agencies and instrumentalities, certificates of deposit, banker's acceptances and commercial paper. High quality means that the obligations have been rated at least A-1 by S&P or Prime-1 by Moody's Investor's Service, Inc. (Moody's), that the issuer has an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody's, or are of comparable quality in the opinion of the Advisor.

Repurchase Agreements

The Fund may enter into repurchase agreements in order to earn additional income on available cash, or as a defensive investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit worthy registered securities dealers with all such transactions governed by procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

When-Issued Securities

The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally from 15 to 45 days after the transaction. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund's net asset value. During the period between purchase and settlement, no payment is made by the

Fund and no interest accrues to the Fund. There is a risk in these transactions that the value of the securities at settlement may be more or less than the agreed-upon price, or that the party with which a Fund enters into such transaction may not fulfill its commitment. When a Fund purchases securities on a when-issued basis, it segregates liquid assets in an amount equal to the purchase price as long as the obligation to purchase continues.

Options and Futures

The Fund may purchase and write call and put options on securities, securities indexes, and foreign currencies, and enter into futures contracts and use options on futures contracts. The Fund may use these techniques to hedge against changes in securities prices, foreign currency exchange rates or as part of its overall investment strategy. The Fund segregates liquid assets to cover its obligations under options and futures contracts to avoid leveraging of the Fund.

The Fund may buy or sell interest rate futures contracts and options on interest rate futures contracts for the purpose of hedging against changes in the value of securities it owns. The Fund will not enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin deposits on the Fund's futures positions and premiums paid for options thereon would exceed 5% of the liquidation value of the Fund's total assets.

Investment Companies

Consistent with the provisions of the Investment Company Act of 1940 (the "1940 Act"), the Fund may invest in the securities of other investment companies. As a shareholder in any investment company, the Fund will bear its ratable share of such company's expenses, including its advisory and administration fees.

Illiquid Securities


The Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the

Securities Act of 1933 that have a readily available market are not deemed illiquid for purposes of this limitation. Investing in Rule 144A securities could result in increasing the level of a Fund's illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Adviser will monitor the liquidity of such securities subject to review by the Board of Trustees.

Foreign Securities and Emerging Markets

The Fund may invest in securities of foreign issuers, including those of companies in emerging foreign markets. There are various risks associated with such investments.

Since foreign securities are normally denominated and traded in foreign currencies, the value of fund assets may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer and foreign issuers may not be subject to accounting standards comparable to those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be limited. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

Prior Government approval for foreign investments may be required under certain circumstances in some foreign countries, and the extent of foreign investment in foreign companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require government registration and approval in some foreign countries. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for such repatriation.

The risks described above are typically greater in less developed nations, sometimes referred to as "emerging markets." For instance, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation may adversely affect the economies and securities markets of such countries. In addition, the small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in such countries less liquid and more volatile than investments in more developed countries. Investments in emerging markets are regarded as speculative, and in non-geographically diverse emerging markets as especially speculative.

Securities Lending

The Fund is authorized to make loans of its portfolio securities to broker-dealers or other institutional investors in an amount not exceeding 33 1/3% of its net assets. The borrower must maintain collateral equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest or dividends paid on the loaned securities and a fee or portion of the interest earned on the collateral. The risks in lending portfolio securities include possible delay in receiving additional collateral or in recovery of the securities, or possible limitation or loss of rights in the collateral should the borrower fail financially. The Fund will make loans of securities only to firms deemed by the Advisor to be of good standing and fully creditworthy.

Year 2000

Like other mutual funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by it, the Advisor and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Fund and Advisor are taking steps that are reasonably designed to address the Year 2000 issue with respect to the computer systems they use and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other, major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objectives, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

                                           MANAGEMENT AND ADMINISTRATION

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.

Investment Advisor

Rochdale Investment Management Inc. 570 Lexington Avenue, New York, NY 10022-6837, acts as investment advisor to the Fund pursuant to the Investment Advisory Agreement. The Advisor provides investment advisory services to individual and institutional investors and manages assets totaling over $400 million. The Advisor was founded in 1986 and is controlled by Mr. Carl Acebes. The Advisor is affiliated with Rochdale Securities Corporation, a New York Stock Exchange member firm serving major corporate pension funds.


Mr. Carl Acebes and Mr. Garrett D'Alessandro are the Fund's portfolio managers. Mr. Acebes has been Chairman and Chief Investment Officer of the Advisor since its founding. Mr. D'Alessandro, who also has been associated with the Advisor since 1986, is the firm's President and Chief Executive Officer. Mr. Acebes and Mr. D'Alessandro determine those companies that satisfy the firm's investment criteria for inclusion in the Fund's portfolio and direct the efforts of the firm's research analysts, as well as develop the Advisor's proprietary analysis frameworks and multi factor models.


The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space, and provides certain of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually.

Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses; and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee from the Fund at the rate of 0.10% annually of average net assets, with a minimum annual fee of $40,000.

The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's operating expenses to assure that its ratio of operating expenses to average net assets will not exceed 2.50%. The Advisor also may waive fees or reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses. Reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement within the following three years by the Fund provided that the Fund is able to do so and remain in compliance with applicable expense limitations then in effect.

The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Adviser may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions. Subject to overall requirements of obtaining the best combination of price, execution, and research services on a particular transaction, the Fund may place eligible portfolio transactions through its affiliated broker-dealer, Rochdale Securities Corporation, under procedures adopted by the Board of Trustees pursuant to the Investment Company Act of 1940 (the "1940 Act") and related rules.


DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1. The Plan provides that the Fund may pay for distribution and related expenses of up to an annual rate of 0.25% of the Fund's average net assets to the Advisor as distribution coordinator. Expenses permitted to be paid by the Fund under the Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semi-annual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to Fund shareholders; and such other expenses related to the distribution of the Fund's shares.

Plan payments will be reviewed by the Trustees. However, it is possible that at times the amount of the Advisor's compensation could exceed the Advisor's distribution expenses, resulting in a profit to the Advisor. If the Plan is terminated, the Fund will not be required to make payments for expenses incurred after the termination.



                                             HOW TO INVEST IN THE FUND

The minimum initial investment in the Fund is $10,000. Subsequent investments must be at least $2,500. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such tendered security is readily marketable, its acquisition is consistent with the Fund's objective and it is otherwise acceptable to the Advisor.

Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. Orders received after the time of the determination of the Fund's net asset value will be entered at the next calculated net asset value. Investors may be charged a fee by a broker or agent if they use such intermediaries to effect a transaction.

Investors may purchase shares of the Fund by check or wire:

By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Rochdale Foundation Fund" should be mailed to the Fund at P.O. Box ____, _________, __ _____-____. For purchases by overnight mail, please contact the Transfer Agent at (800) ___-____ for instructions.

A stub is attached to the account statement sent to shareholders after each transaction. For subsequent investments the stub should be detached from the statement and, together with a check payable to "Rochdale Foundation Fund", mailed to the Fund in the envelope provided at the address indicated above. The investor's account number should be written on the check.

By Wire: For initial investments, before wiring the Fund an investor should call
(800) ___-____ between the hours of _:__ a.m. and _:__ p.m. Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading in order to receive an account number. It is necessary to notify the Fund prior to each wire purchase. Wires sent without notifying the Fund could result in a delay of the effective date of purchase. The Fund's Transfer Agent will request the investor's name, address, taxpayer identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to : ____________________, ABA #____-____-_, for credit to Rochdale Foundation Fund, DDA #____-______ for further credit to [investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the Funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the Funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.

It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting Funds in this manner and from their own banks about any fees that may be imposed.

Other Purchase Information. Payments of redemption proceeds will not be made with respect to any shares of the Fund purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the NYSE (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the NYSE on the next business day.

Federal tax law requires that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

                                      HOW TO REDEEM AN INVESTMENT IN THE FUND

Shareholders have the right to have the Fund redeem all or any portion of the outstanding shares in their account at their current net asset value on each day the NYSE is open for trading, subject to a 2% redemption fee imposed on redemptions of shares within eighteen months of purchase. This fee is paid to the Fund and is designed to reduce transaction costs and disruptive effects of short-term investment in the Fund. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption. Direct Redemption. A written request for redemption must be received by the
Fund's Transfer Agent in order to constitute a valid tender for redemption. Requests for redemption of fund shares should be mailed to the Fund at P.O. Box ____, __________, __ _____-____. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the NYSE is open by calling the Fund's Transfer Agent at (800) ___-____ between the hours of _:__ a.m. and _:__ p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). By establishing telephone redemption privileges, a shareholder authorizes the Fund and the Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these procedures are followed, neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. Other Redemption Information. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the SEC. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until they have been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal Fund wire. A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform
Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $5,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of the account is less than $5,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $5,000 before the Fund takes any action.

                                   SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

Retirement Plans. The Fund offers a prototype Individual Retirement Account ("IRA") plan, and information is available from the Distributor or from your securities dealer with respect to other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan. Automatic Investment Plan. For the convenience of shareholders, the Fund offers an automatic investment plan whereby a preauthorized amount is automatically drawn on the shareholder's personal checking account each month (but not less than $100). Upon receipt of the withdrawn Funds, the Fund automatically invests the money in additional shares of the Fund at the current offering price. Applications for this service are available from the Transfer Agent. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.

Automatic Withdrawals. As another convenience, the Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account in the Fund must have shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program is treated as a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amounts withdrawn exceed the dividends credited to the shareholder's account, the account ultimately may be depleted.


                                   HOW THE FUND'S PER SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost as reflecting fair value.


                                              DISTRIBUTIONS AND TAXES

Dividends and Distributions. Any dividends from net investment income (which includes realized short term capital gains) are declared and paid at least annually. Any undistributed long term net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed capital gains realized during the Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that distributions be made in cash. Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder. Taxes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund continues to so qualify, and as long as it distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income tax or excise taxes based on net income. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investing in the Fund.

                    GENERAL INFORMATION
The Trust. The Fund is a series of Rochdale Investment Trust (the "Trust"). The Trust was organized as a Delaware business trust on February __, 1998. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time classify shares and issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.


Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. A Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income, and any applicable sales charges. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period. Custodian and Transfer Agent; Shareholder Inquiries. _______________, _____________, _________, __
______, serves as custodian of the Fund's assets.  ________________________,  P.
O. Box ____, _________, __ _____-____ is the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to the Transfer Agent at (800) ___-____.

Advisor
Rochdale Investment Management Inc.
570 Lexington Ave.
New York, NY 10022-6837

Distributor
First Fund Distributors, Inc.
4455 E. Camelback Rd., Ste. 261E
Phoenix, AZ 85018

Custodian
===============
---------------

Transfer and Dividend Disbursing Agent
==============
--------------

Auditors
===============
---------------

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
345 California St.
San Francisco, CA 94104

                       STATEMENT OF ADDITIONAL INFORMATION
                                  May __, 1998
                            ROCHDALE FOUNDATION FUND
                              570 Lexington Avenue
                             New York, NY 10022-6837
                                 (212) 702-3500
                                 (800) ___-____

This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the Rochdale Foundation Fund ( the "Fund"). A copy of the prospectus of the Fund dated May , 1998 is available by calling the number listed above or (212) 633-9700.

                                TABLE OF CONTENTS
                                                            Reference to page
                                                Page        In Prospectus

The Trust                                        B-2
Investment Objective and Policies                B-2
Investment Restrictions                          B-4
Distributions and Tax Information                B-6
Management                                       B-8
The Fund's Investment Advisor                    B-9
The Fund's Administrator                         B-9
The Fund's Distributor                           B-10
Execution of Portfolio Transactions              B-10
Additional Purchase and Redemption Information   B -12
Determination of Share Price                     B-13
Performance Information                          B-13
General Information                              B-14

                                                    THE TRUST

             Rochdale Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust may consist of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the initial series of the Trust, the Rochdale Foundation Fund. Rochdale Investment Management, Inc. (the 'Advisor') is the Fund's investment advisor.

                                        INVESTMENT OBJECTIVE AND POLICIES

             The Fund is a mutual fund with the investment objective of seeking long-term capital appreciation. The following discussion supplements the discussion of the Fund's investment objectives and policies as set forth in the Prospectus. There can be no assurance that the objective of the Fund will be attained.

Depositary Receipts

             The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Fund may also hold American Depository Shares ("ADSs") which are similar to ADRs. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, GDRs and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

Repurchase Agreements

             The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities including such repurchase agreements.

             For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

             Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

             The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Fund will segregate liquid assets equal in value to commitments for when-issued securities.


             Illiquid Securities. The Fund may invest no more than 15% of its net assets in illiquid securities. Securities may be considered illiquid if, among other things, the Fund cannot reasonably expect to receive within seven days approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expense than would the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

             With respect to liquidity determinations generally, the Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Advisor. Factors encompassed in the evaluation of liquidity, include, but are not limited to: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Advisor will monitor the liquidity of securities in the Fund's portfolios and report periodically on such decisions to the Board of Trustees, consistent with the guidelines established for making liquidity determinations.



                                             INVESTMENT RESTRICTIONS

             The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

             1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

             2. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value; any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings and no additional investments may be made while any borrowings are in excess of 5% of total assets.

                  (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

           3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities, except that this restriction does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

           4. Purchase or sell real estate, or commodities or commodity contracts, except that the Fund may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information.

           5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

           6. Issue senior securities, as defined in the 1940 Act except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

           7. Invest in any issuer for purposes of exercising control or management.

             The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

             8. Invest in securities of other investment companies except as provided for in the Investment Company Act of 1940.

             9. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable, and repurchase agreements with more than seven days to maturity.

             If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing and illiquid securities, or as otherwise noted.

                                        DISTRIBUTIONS AND TAX INFORMATION
Distributions
             Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the one-year period ended October 31 of each year will also be distributed by December 31 of each year.

             Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions made during the preceding calendar year.

Tax Information

             The Fund is treated as a separate entity for federal income tax purposes. The Fund expects to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and
(iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

             Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of the Fund.

             The Fund may write, purchase or sell certain option and futures contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Fund is eligible to make and makes a special election, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles", may affect the taxation of the Fund's transactions in option, futures, and foreign currency contracts. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions.

             Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

             Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

             Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

             The Fund will not be subject to tax in the State of Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.


             Generally, a credit for foreign taxes may not exceed the shareholder's U.S. federal income tax (determined without reward to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of distributions paid by the Fund from foreign source income, will be treated as foreign source income. The Fund's gains from the sale of securities will generally be treated as derived from U.S. sources, and certain currency fluctuation gains and losses, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of foreign income taxes paid by the Fund.

             The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.


                                                   MANAGEMENT

TRUSTEES

             The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


[Information on Trustees to be supplied]


 .

             Set forth below is the total compensation estimated to be received by the Trustees during the Fund's initial fiscal period. Disinterested Trustees receive an annual retainer of $_,___ and a fee of $____ for each regularly scheduled meeting. These trustees also receive a fee of $____ for any special meeting attended. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Fund or any other portfolios of the Trust.


Name of Trustee                                              Total Compensation
---------------                                              ------------------





                                          THE FUND'S INVESTMENT ADVISOR

             As stated in the Prospectus, investment advisory services are provided to the Fund by the Advisor, pursuant to an Investment Advisory Agreement.

             The Investment Advisory Agreement continues in effect after its intial two year term from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either the Fund or the Advisor upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act.

             The Advisor has agreed to reduce fees payable to it or reimburse the Fund's operating expenses to the extent necessary to limit the Fund's ratio of operating expenses to average net assets to no more than 2.50% annually. Any such reduction of fees or payment of expenses may be subject to reimbursement by the Fund within the following three years provided that the Fund is able to do so and remain in compliance with applicable expense limitations then in effect.

                                            THE FUND'S ADMINISTRATOR

             The Fund has entered into an Administration Agreement with Investment Company Administration Corporation (the "Administrator"). The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee from the Fund at the annual rate of 0.10% of average daily net assets with a minimum annual fee of $40,000.


                                             THE FUND'S  DISTRIBUTOR

             First Fund Distributors, Inc. (the "Distributor"), an affiliate of the Administrator, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days, written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

             Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

             In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

             While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services were not imputed just to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

             Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.
Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or other funds. In such event, the position of the Fund and such client account(s) or other funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or other funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as is desired, or may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or other funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or other funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

             The Fund does not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

             Subject to overall requirements of obtaining the best combination of price, execution and research services on a particular transaction, the Fund may place eligible portfolio transactions through its affiliated broker-dealer, Rochdale Securities Corporation, under procedures adopted by the Board of Trustees pursuant to the Investment Company Act of 1940 (the "1940 Act") and related rules.

                                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

             The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

             Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other periods as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which they have not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

             The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

             The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

             As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                                          DETERMINATION OF SHARE PRICE

             As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as the close of public trading on the New York Stock Exchange, ("NYSE"), currently 4:00 p.m., New York City time, on each day the NYSE is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

             In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

             The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                                             PERFORMANCE INFORMATION

               From time to time, the Fund may state their total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent year and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                          P(1+T)n = ERV

             Where:   P = a hypothetical initial purchase order of $1,000
                             from which the maximum sales load is deducted
                      T = average annual total return n = number of years
                      ERV = ending redeemable value of the hypothetical $1,000
                              purchase at the end of the period

             Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

             The Fund's total return may be compared to relevant domestic and foreign indices, including those published by Lipper Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

             Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


                                               GENERAL INFORMATION

             Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

             ______________________,   ___________  acts  as  Custodian  of  the
securities and other assets of the Fund. __________________________, ___________
acts as the Fund's transfer and shareholder service agent.

             The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                            ROCHDALE INVESTMENT TRUST
                                    FORM N-1A
                                     PART C

Item 24.  Financial Statements and Exhibits.

         (a) Statement of Assets and Liabilities
         Notes to Financial Statements
         (To be filed by Amendment)

         (b)  Exhibits:

                  (1)  Agreement and Declaration of Trust
                  (2)  By-Laws
                  (3)  Voting Trust Agreement -- Not applicable
                  (4)  Specimen Share Certificate-1
                  (5)  Form of Investment Advisory Agreement
                  (6)  Form of Distribution Agreement
                  (7)  Benefit Plan -- Not applicable
                  (8)  Form of Custodian and Transfer Agent Agreements-1
                  (9)  Form of Administration Agreement
                  (10) Consent and Opinion of Counsel as to legality of shares-1
                  (11)  Consent of Accountants-1
                  (12)  All  Financial  Statements  omitted  from  Item 23 --Not applicable
                  (13) Letter of Understanding relating to initial capital-1
                  (14)  Model Retirement Plan Documents - Not applicable
                  (15) Form of Plan pursuant to Rule 12b-1-not applicable
                  (16)  Schedule for Computation of Performance Quotations-1


1 To be filed by Amendment


Item 25. Persons Controlled by or under Common Control with
Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.

                                                        Number of Record
                                                        Holders as of
                  Title of Class                        February 28, 1998

Shares of Beneficial Interest, no par value:                None


Item 27.  Indemnification


Article VII, Section 2 of the Trust's Declaration of Trust provides as follows:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser.

         With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV as amended, File No. 801-27265.

Item 29.  Principal Underwriters.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

                  Fremont Mutual Funds; Guinness Flight Investment Funds, Inc.; Jurika & Voyles Mutual Funds; Kayne Anderson Mutual Funds; Masters' Select Investment Trust; PIC Investment Trust; Professionally Managed Portfolios; Rainier Investment Management Mutual Funds; RNC Mutual Fund Group;O'Shaughnessy Funds, Inc.; UBS Private Investor Funds

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:


                           Position and Offices                 Position and
Name and Principal         with Principal                       Offices with
Business Address           Underwriter                          Registrant

Robert H. Wadsworth        President                            None
4455 E. Camelback Road     and Treasurer
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl            Vice President                       None
2025 E. Financial Way
Glendora, CA 91741

Steven J. Paggioli         Vice President &                     None
479 West 22nd Street       Secretary
New York, New York 10011



         (c) Not applicable.


Item 30.  Location of Accounts and Records.

         The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by the Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2025 E. Financial Way, Ste. 101, Glendora, CA 91741.

Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings

    The registrant undertakes to file a post-effective amendment with unaudited financial statements within four to six months from the effective date of the Registration Statement, as such requirement and time periods are interpreted by the staff of the Division of Investment Management.

    The registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on March 5, 1998.

                                  ROCHDALE INVESTMENT TRUST

                                  By: xxxxxxxxxxxxxxxxxxxxxxxxx
                                      Garrett R. D'Alessandro
                                      President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Xxxxxxxxxxxxxxxxxxxxxxx        Trustee      March 5, 1998
Julie Allecta

xxxxxxxxxxxxxxxxxxxxxxx       Principal     March 5, 1998
Garrett R, D'Alessandro       Financial
                              Officer